Lease liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Variable payments	$ 1,060	$ 898
Variable lease to fixed payments percentage	20.00%	15.00%
Variable maturity term	118 years	110 years